Provisions and Contingencies	12 Months Ended
Dec. 31, 2018
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Provisions and Contingencies
38	PROVISIONS AND CONTINGENCIES

The following is a summary of the significant contingent liabilities:

	As at 31 December 2018	As at 31 December 2017
	RMB million	RMB million
Pending lawsuits	488	493

The Group involves in certain lawsuits arising from the ordinary course of business. In order to accurately disclose the contingent liabilities for pending lawsuits, the Group analysed all pending lawsuits case by case at the end of each interim and annual reporting period. A provision will only be recognised if management determines, based on third-party legal advice, that the Group has present obligations and the settlement of which is expected to result in an outflow of the Group’s resources embodying economic benefits, and the amount of such obligations could be reasonably estimated. Otherwise, the Group will disclose the pending lawsuits as contingent liabilities. As at 31 December 2018 and 2017, the Group had other contingent liabilities but disclosure of such was not practical because the amounts of liabilities could not be reliably estimated and were not material in aggregate.